Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: October 11, 2023

Payment Date	10/16/2023
Collection Period Start	9/1/2023
Collection Period End	9/30/2023
Interest Period Start	9/15/2023
Interest Period End	10/15/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$220,105,361.56	$39,735,453.03	$180,369,908.53	0.271973	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,090,985,361.56	$39,735,453.03	$1,051,249,908.53

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,164,638,716.74	$1,122,001,519.57	0.553854
YSOC Amount	$68,905,661.12	$66,003,916.98
Adjusted Pool Balance	$1,095,733,055.62	$1,055,997,602.59
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$220,105,361.56	2.71000%	30/360	$497,071.27
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,090,985,361.56			$2,855,089.69

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,164,638,716.74	$1,122,001,519.57
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,095,733,055.62	$1,055,997,602.59
Number of Receivables Outstanding	69,463	68,447
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	44	44

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,588,430.38
Principal Collections	$42,274,238.12
Liquidation Proceeds	$144,139.01
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$46,006,807.51
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$46,006,807.51

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$970,532.26	$970,532.26	$—	$—	$45,036,275.25
Interest - Class A-1 Notes	$—	$—	$—	$—	$45,036,275.25
Interest - Class A-2 Notes	$497,071.27	$497,071.27	$—	$—	$44,539,203.98
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$42,787,277.06
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$42,370,257.39
First Allocation of Principal	$—	$—	$—	$—	$42,370,257.39
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$42,313,445.64
Second Allocation of Principal	$—	$—	$—	$—	$42,313,445.64
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$42,251,253.39
Third Allocation of Principal	$16,007,758.97	$16,007,758.97	$—	$—	$26,243,494.42
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,173,426.59
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,193,426.59
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,193,426.59
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,445,732.53
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,445,732.53
Remaining Funds to Certificates	$2,445,732.53	$2,445,732.53	$—	$—	$—
Total	$46,006,807.51	$46,006,807.51	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$68,905,661.12
Increase/(Decrease)	$(2,901,744.14)
Ending YSOC Amount	$66,003,916.98

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,095,733,055.62	$1,055,997,602.59
Note Balance	$1,090,985,361.56	$1,051,249,908.53
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	23	$362,959.05
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	99	$144,139.01
Monthly Net Losses (Liquidation Proceeds)			$218,820.04
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.02)%
Second Preceding Collection Period			0.24%
Preceding Collection Period			0.18%
Current Collection Period			0.23%
Four-Month Average Net Loss Ratio			0.16%
Cumulative Net Losses for All Periods			$2,879,505.64
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	131	$2,571,749.55
60-89 Days Delinquent	0.06%	33	$681,575.95
90-119 Days Delinquent	0.03%	15	$318,302.08
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.32%	179	$3,571,627.58

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$227,335.34
Total Repossessed Inventory		21	$464,922.89

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		48	$999,878.03
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.09%
Current Collection Period			0.09%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.84	0.08%	39	0.06%